UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Motter                   Houston, TX                    11/11/2003
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            64
                                         ------------
Form 13F Information Table Value Total:  $148,158,317
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Co Com                      Com              88579Y101  3481128   50400          Sole    Sole        0      0    0
American Express Co N Y Com    Com              25816109    567756   12600          None    Defined1    0      0    0
American International Group   Com              26874107   4376510   75849          Sole    Sole        0      0    0
Amgen                          Com              31162100    193710    3000          None    Defined1    0      0    0
Amgen                          Com              31162100   2768055   42869          Sole    Sole        0      0    0
Analog Devices Inc             Com              32654105   1980141   52082          Sole    Sole        0      0    0
AOL Time Warner Inc            Com              00184A105  2709095  179292          Sole    Sole        0      0    0
Applied Materials Inc.         Com              38222105   1918160  105742          Sole    Sole        0      0    0
Bank of America Corp           Com              60505104    273140    3500          None    Defined1    0      0    0
Bank of America Corp           Com              60505104  41231419  528337          Sole    Sole        0      0    0
Chevrontexaco Corp             Com              166764100   214350    3000          None    Defined     0      0    0
Chevrontexaco Corp             Com              166764100  1636991   22911          Sole    Sole        0      0    0
Cisco Systems Inc              Com              17275R102  2752500  140865          Sole    Sole        0      0    0
CitiGroup                      Com              172967101   227550    5000          None    Defined1    0      0    0
CitiGroup                      Com              172967101  4276078   93959          Sole    Sole        0      0    0
Corus Bankshares Inc           Com              220873103   214000    4000          Sole    Sole        0      0    0
CV Therapeutics Inc            Com              126667104   567381   25790          Sole    Sole        0      0    0
Diamond Offshore               Com              25271C102   427423   22378          Sole    Sole        0      0    0
Dominion Res Inc Va            Com              25746U109  1099654   17765          Sole    Sole        0      0    0
Dow Chem Co                    Com              260543103   195240    6000          None    Defined1    0      0    0
Dow Chem Co                    Com              260543103  3512437  107942          Sole    Sole        0      0    0
Eli Lilly & Co                 Com              532457108   178200    3000          None    Defined1    0      0    0
Eli Lilly & Co                 Com              532457108  2852316   48019          Sole    Sole        0      0    0
EMC Corp                       Com              268648102   175064   13861          Sole    Sole        0      0    0
Exxon Mobil Corp Com           Com              30231G102   256200    7000          None    Defined1    0      0    0
Exxon Mobil Corp Com           Com              30231G102  3400768   92917          Sole    Sole        0      0    0
General Electric Co            Com              369604103   894300   30000          None    Defined1    0      0    0
General Electric Co            Com              369604103  3208389  107628          Sole    Sole        0      0    0
Goldman Sachs Group            Com              38141G104  2818419   33593          Sole    Sole        0      0    0
Grant Prideco                  Com              38821G101   229275   22500          Sole    Sole        0      0    0
Honeywell Intl Inc             Com              438516106  2907485  110341          Sole    Sole        0      0    0
Intel Corp                     Com              458140100  3004642  109220          Sole    Sole        0      0    0
International Business Machine Com              459200101  1567416   17745          Sole    Sole        0      0    0
J P Morgan Chase & Co.         Com              46625H100  4352326  126779          Sole    Sole        0      0    0
Johnson & Johnson              Com              478160104  1006494   20325          Sole    Sole        0      0    0
Liberty Media New Ser A        Com              530718105  2975707  298466          Sole    Sole        0      0    0
Medtronic Inc                  Com              585055106   187680    4000          None    Defined1    0      0    0
Medtronic Inc                  Com              585055106  3011054   64174          Sole    Sole        0      0    0
Mellon Bank Corp               Com              585509102   330033   10950          Sole    Sole        0      0    0
Merck & Co Inc                 Com              589331107  1377117   27205          Sole    Sole        0      0    0
Merrill Lynch & Co             Com              590188108  1929395   36043          Sole    Sole        0      0    0
Microsoft Corp                 Com              594918104  2946371  106023          Sole    Sole        0      0    0
Morgan Stanley Dean Witter & C Com              617446448   793484   15725          Sole    Sole        0      0    0
Northrop Grumman Corp          Com              666807102  2559441   29685          Sole    Sole        0      0    0
Pepsico Inc                    Com              713448108   884473   19299          Sole    Sole        0      0    0
Pfizer Inc                     Com              717081103   501270   16500          None    Defined1    0      0    0
Pfizer Inc                     Com              717081103  3872578  127471          Sole    Sole        0      0    0
Procter & Gamble Co            Com              742718109   185640    2000          None    Defined1    0      0    0
Procter & Gamble Co            Com              742718109  3057839   32944          Sole    Sole        0      0    0
Raytheon                       Com              755111507  2292471   81874          Sole    Sole        0      0    0
Smith International            Com              832110100  1247139   34662          Sole    Sole        0      0    0
Southern Company               Com              842587107  1540141   52475          Sole    Sole        0      0    0
Southwest Airlines             Com              844741108   265500   15000          None    Defined1    0      0    0
Standard & Poors               Com              78462F103   631084    6314          Sole    Sole        0      0    0
Target Corp                    Com              87612E106  2148082   57084          Sole    Sole        0      0    0
Texas Instruments Inc.         Com              882508104  3815826  167361          Sole    Sole        0      0    0
Transocean                     Com              G90078109   992439   49622          Sole    Sole        0      0    0
Tyco International Ltd         Com              902124106   306450   15000          Sole    Sole        0      0    0
Viacom Inc Non Vtg Cl B        Com              925524308  2755946   71957          Sole    Sole        0      0    0
Vornado Realty Trust           Com              929042109   432360    9000          None    Defined1    0      0    0
Wal Mart Stores Inc            Com              931142103  1682984   30134          Sole    Sole        0      0    0
Walgreen Co                    Com              931422109  2905751   94835          Sole    Sole        0      0    0
Weatherford International      Com              947062105   850050   22500          Sole    Sole        0      0    0
Wells Fargo                    Com              949746101   206000    4000          None    Defined1    0      0    0

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